Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 11,779	¥ 12,549	¥ 11,256
Contribution to retirement benefit scheme	1,645	1,712	1,915
Total	13,424	14,261	13,171
Vice chairman [member] | Mr. Wang Dongjin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	696
Contribution to retirement benefit scheme	127
Total	823	774	734
Executive director [member] | Mr. Zhao Zhengzhang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	118
Contribution to retirement benefit scheme	41
Total	159	759	671
Executive director [member] | Hou Qijun [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	572
Contribution to retirement benefit scheme	76
Total	648
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,159
Total	1,159	1,713	1,650
Non-executive directors [member] | Mr. Liu Hongbin [member]
Disclosure of transactions between related parties [Line Items]
Total		679	699
Non-executive directors [member] | Mr. Chen Zhiwu [member]
Disclosure of transactions between related parties [Line Items]
Total		234	220
Non-executive directors [member] | Mr. Richard H. Matzke [member]
Disclosure of transactions between related parties [Line Items]
Total		241	230
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	250
Total	250	281	249
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	250
Total	250	278	252
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	220
Total	220
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	226
Total	226
Non-executive directors [member] | Mr. Simon Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	213
Total	213
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	2,930
Contribution to retirement benefit scheme	318
Total	3,248	3,588	3,129
Supervisors [member] | Mr. Yao Wei [member]
Disclosure of transactions between related parties [Line Items]
Total		469	796
Supervisors [member] | Mr. Liu Hehe [member]
Disclosure of transactions between related parties [Line Items]
Total		352	724
Supervisors [member] | Mr. Yang Hua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	201
Contribution to retirement benefit scheme	49
Total	250	862	838
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	525
Contribution to retirement benefit scheme	46
Total	571
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	745
Contribution to retirement benefit scheme	65
Total	810	707	771
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	671
Contribution to retirement benefit scheme	62
Total	733	528
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	788
Contribution to retirement benefit scheme	96
Total	884	670
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,159
Salaries, allowances and other benefits	4,316
Contribution to retirement benefit scheme	562
Total	¥ 6,037	¥ 6,834	¥ 6,184